Loans	6 Months Ended
Sep. 30, 2018
Loans

4. Loans

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2018 and September 30, 2018:

	March 31, 2018	September 30, 2018
	(in millions of yen)
Domestic:
Manufacturing	8,156,341	8,469,440
Construction and real estate	8,101,668	8,475,834
Services	5,024,018	5,288,571
Wholesale and retail	5,112,673	5,168,408
Transportation and communications	3,564,869	3,710,990
Banks and other financial institutions	4,471,423	4,455,338
Government and public institutions	8,882,125	5,776,149
Other industries (Note)	5,018,387	5,059,891
Individuals:
Mortgage loans	9,445,286	9,191,280
Other	883,724	867,192

Total domestic	58,660,514	56,463,093

Foreign:
Commercial and industrial	17,195,159	19,322,908
Banks and other financial institutions	7,465,140	8,527,586
Government and public institutions	302,891	625,263
Other	37,636	41,699

Total foreign	25,000,826	28,517,456

Total	83,661,340	84,980,549
Less: Unearned income and deferred loan fees—net	146,696	150,301

Total loans before allowance for loan losses	83,514,644	84,830,248

Note: Other industries of Domestic includes trade receivables and lease receivables of consolidated VIEs.

Net losses on sales of loans were ¥3,739 million and ¥1,060 million, including unrealized losses related to recording loans held for sale at the lower of cost or fair value for the six months ended September 30, 2017 and 2018, respectively. The gains and losses on sales of loans are recorded in Other noninterest income and expenses, respectively.

Credit quality information

In accordance with the MHFG Group’s credit risk management policies, the Group uses an internal rating system that consists of credit ratings and pool allocations as the basis of its risk management infrastructure. Credit ratings consist of obligor ratings which represent the level of credit risk of the obligor, and transaction ratings which represent the ultimate possibility of incurring losses on individual loans by taking into consideration various factors such as collateral or guarantees involved. In principle, obligor ratings are applied to all obligors except those to which pool allocations are applied, and are subject to regular review at least once a year as well as special review which is required whenever the obligor’s credit standing changes. Pool allocations are applied to groups of small balance, homogeneous loans. The Group pools loans with similar risk characteristics, and the risk is assessed and managed according to such pools. The Group generally reviews the appropriateness and effectiveness of the approach to obligor ratings and pool allocations once a year in accordance with predetermined policies and procedures.

The table below presents the MHFG Group’s definition of obligor ratings used by Mizuho Bank, Ltd. (“MHBK”) and Mizuho Trust & Banking Co., Ltd. (“MHTB”):

Obligor category (1)(2)	Obligor rating	Definition
Normal	A	Obligors whose certainty of debt fulfillment is very high, hence their level of credit risk is very low.
	B	Obligors whose certainty of debt fulfillment poses no problems for the foreseeable future, and their level of credit risk is low.
	C	Obligors whose certainty of debt fulfillment and their level of credit risk pose no problems for the foreseeable future.
	D	Obligors whose current certainty of debt fulfillment poses no problems, however, their resistance to future economic environmental changes is low.
Watch	E1	Obligors that require observation going forward because of either minor concerns regarding their financial position, or their somewhat weak or unstable business conditions.
	E2	Obligors that require special observation going forward because of problems with their borrowings such as reduced or suspended interest payments, problems with debt fulfillment such as failure to make principal or interest payments, or problems with their financial position as a result of their weak or unstable business conditions.
Intensive control	F	Obligors that are not yet bankrupt but are in financial difficulties and are deemed likely to become bankrupt in the future because of insufficient progress in implementing their management improvement plans or other measures (including obligors that are receiving ongoing support from financial institutions).
Substantially bankrupt	G	Obligors that have not yet become legally or formally bankrupt but are substantially insolvent because they are in serious financial difficulties and are deemed to be incapable of being restructured.
Bankrupt	H	Obligors that have become legally or formally bankrupt.

Notes:

(1)	Special attention obligors are watch obligors with debt in troubled debt restructuring (“TDR”) or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as impaired loans.

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2018 and September 30, 2018:

	Normal obligors			Watch obligors excluding special attention obligors (1)
	Corporate	Retail (2)	Other (3)	Corporate	Retail (2)	Other (3)	Impaired loans	Total
	(in millions of yen)
March 31, 2018
Domestic:
Manufacturing	7,705,495	77,947	23,343	197,465	9,775	246	142,070	8,156,341
Construction and real estate	7,317,972	541,778	13,332	172,287	15,466	—	40,833	8,101,668
Services	4,535,793	172,045	141,718	95,223	21,109	55	58,075	5,024,018
Wholesale and retail	4,636,236	177,965	17,305	121,832	27,975	476	130,884	5,112,673
Transportation and communications	3,414,781	76,532	1,774	35,339	8,916	—	27,527	3,564,869
Banks and other financial institutions	4,244,101	1,640	196,431	16,716	194	—	12,341	4,471,423
Government and public institutions	3,010,708	—	5,871,417	—	—	—	—	8,882,125
Other industries (4)	2,716,502	3,536	2,170,442	2,708	259	121,201	3,739	5,018,387
Individuals	222,410	9,822,244	88,044	23,491	81,550	1,109	90,162	10,329,010

Total domestic	37,803,998	10,873,687	8,523,806	665,061	165,244	123,087	505,631	58,660,514

Foreign:
Commercial and industrial	14,192,930	209	2,432,189	398,231	—	64,950	106,650	17,195,159
Banks and other financial institutions	6,949,036	—	487,978	28,126	—	—	—	7,465,140
Government and public institutions	301,072	—	—	—	—	—	1,819	302,891
Other	1,906	9,245	23,730	242	6	1,347	1,160	37,636

Total foreign	21,444,944	9,454	2,943,897	426,599	6	66,297	109,629	25,000,826

Total	59,248,942	10,883,141	11,467,703	1,091,660	165,250	189,384	615,260	83,661,340

September 30, 2018
Domestic:
Manufacturing	8,130,139	72,651	15,714	124,530	8,305	522	117,579	8,469,440
Construction and real estate	7,709,697	522,815	10,358	178,226	15,083	—	39,655	8,475,834
Services	4,731,189	168,384	206,848	91,898	18,863	—	71,389	5,288,571
Wholesale and retail	4,694,532	169,576	17,496	132,233	27,000	489	127,082	5,168,408
Transportation and communications	3,558,659	73,437	529	39,194	8,313	—	30,858	3,710,990
Banks and other financial institutions	4,236,485	1,741	184,392	23,084	265	—	9,371	4,455,338
Government and public institutions	2,594,132	—	3,182,017	—	—	—	—	5,776,149
Other industries (4)	2,888,378	2,996	2,148,915	8,346	375	5,447	5,434	5,059,891
Individuals	226,932	9,579,329	67,290	20,700	76,161	1,144	86,916	10,058,472

Total domestic	38,770,143	10,590,929	5,833,559	618,211	154,365	7,602	488,284	56,463,093

Foreign:
Commercial and industrial	16,430,107	116	2,431,047	341,687	—	43,503	76,448	19,322,908
Banks and other financial institutions	7,988,472	—	515,716	23,389	—	—	9	8,527,586
Government and public institutions	623,460	—	—	—	—	—	1,803	625,263
Other	8,271	9,024	21,527	342	65	1,170	1,300	41,699

Total foreign	25,050,310	9,140	2,968,290	365,418	65	44,673	79,560	28,517,456

Total	63,820,453	10,600,069	8,801,849	983,629	154,430	52,275	567,844	84,980,549

Notes:

(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those of MHBK and MHTB.
(4)	Other industries of Domestic includes trade receivables and lease receivables of consolidated VIEs.

Impaired loans

Loans are considered impaired when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loans. Factors considered by management in determining if a loan is impaired include delinquency status and the ability of the debtor to make payment of the principal and interest when due. The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as impaired loans. Impaired loans include loans past due for 90 days or more and restructured loans that meet the definition of a TDR in accordance with ASC 310, “Receivables” (“ASC 310”). There are no loans that are ninety days past due and still accruing. The Group does not have any loans to borrowers that cause management to have serious doubts as to the ability of such borrowers to comply with the present loan repayment terms for the periods presented other than those already designated as impaired loans.

All of the MHFG Group’s impaired loans are designated as nonaccrual loans and thus interest accruals and the amortization of net origination fees are suspended and capitalized interest is written off. Cash received on nonaccrual loans is accounted for as a reduction of the loan principal if the ultimate collectibility of the principal amount is in doubt, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured. Impaired loans are restored to non-impaired loans and accrual status, when the MHFG Group determines that the borrower poses no concerns regarding current certainty of debt fulfillment. In general, such determination is made if the borrower qualifies for an obligor rating of E2 or above and is not classified as a special attention obligor. With respect to loans restructured in a TDR, in general, such loans are restored to non-impaired loans, and accrual status, when the borrower qualifies for an obligor rating of D or above. The table below presents impaired loans information at March 31, 2018 and September 30, 2018:

	Recorded investment (1)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total	Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	(in millions of yen)
March 31, 2018
Domestic:
Manufacturing	135,083	6,987	142,070	146,857	45,750	218,899	1,869
Construction and real estate	31,557	9,276	40,833	48,752	4,411	49,926	516
Services	48,691	9,384	58,075	64,348	13,305	60,198	919
Wholesale and retail	119,463	11,421	130,884	139,556	42,798	139,333	1,842
Transportation and communications	25,019	2,508	27,527	28,480	6,862	25,672	370
Banks and other financial institutions	8,392	3,949	12,341	12,341	3,176	8,648	78
Other industries	3,650	89	3,739	3,869	3,563	4,537	53
Individuals	43,326	46,836	90,162	95,338	4,315	97,404	1,402

Total domestic	415,181	90,450	505,631	539,541	124,180	604,617	7,049

Foreign:
Total foreign (5)	63,346	46,283	109,629	125,329	28,333	151,588	1,042

Total	478,527	136,733	615,260	664,870	152,513	756,205	8,091

	Recorded investment (1)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total	Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	(in millions of yen)
September 30, 2018
Domestic:
Manufacturing	111,026	6,553	117,579	122,029	40,969	129,824	714
Construction and real estate	30,818	8,837	39,655	47,362	4,032	40,244	240
Services	62,557	8,832	71,389	76,953	17,226	64,732	493
Wholesale and retail	117,212	9,870	127,082	136,833	39,610	128,983	905
Transportation and communications	28,043	2,815	30,858	31,814	8,688	29,193	198
Banks and other financial institutions	5,545	3,826	9,371	9,371	813	10,856	47
Other industries	5,357	77	5,434	5,565	4,000	4,586	15
Individuals	40,982	45,934	86,916	91,775	2,985	88,539	642

Total domestic	401,540	86,744	488,284	521,702	118,323	496,957	3,254

Foreign:
Total foreign (5)	32,591	46,969	79,560	93,212	13,857	94,595	517

Total	434,131	133,713	567,844	614,914	132,180	591,552	3,771

Notes:

(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of impaired loans.
(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(3)

The allowance for loan losses on impaired loans includes the allowance for groups of loans which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment. The total carrying amount of the groups of loans which were collectively evaluated for impairment at March 31, 2018 and September 30, 2018 was ¥245,809 million and ¥252,407 million, respectively.

(4)	Amounts represent the amount of interest income on impaired loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(5)	The majority of Total foreign consist of Commercial and Industrial loans.

The remaining balance of impaired loans, which have been partially charged off, was ¥29,037 million and ¥27,759 million as of March 31, 2018 and September 30, 2018, respectively.

Troubled debt restructurings

The MHFG Group considers a loan modification to be a TDR when, for economic or legal reasons related to the obligor’s financial difficulties, it grants a concession to the obligor that it would not otherwise consider. The Group considers the relevant obligor to be in financial difficulty generally when its obligor rating is E2 or below. The following table presents modified loans that were determined to be TDRs during the six months ended September 30, 2017 and 2018:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs
	(in millions of yen)
September 30, 2017
Domestic:
Manufacturing	—	—	55,611
Construction and real estate	—	—	9,045
Services	—	—	18,740
Wholesale and retail	—	—	74,625
Transportation and communications	—	—	12,244
Banks and other financial institutions	—	—	3,461
Individuals	—	—	7,619

Total domestic	—	—	181,345

Foreign:
Total foreign (2)	—	—	13,303

Total	—	—	194,648

September 30, 2018
Domestic:
Manufacturing	—	—	51,161
Construction and real estate	—	—	7,764
Services	—	—	29,203
Wholesale and retail	—	—	75,593
Transportation and communications	—	—	13,999
Banks and other financial institutions	—	—	7,160
Individuals	—	—	8,866

Total domestic	—	—	193,746

Foreign:
Total foreign (2)	1,008	2,012	9,493

Total	1,008	2,012	203,239

Notes:

(1)	Amounts represent the book values of loans immediately after the restructurings.
(2)	The majority of Total foreign consist of Commercial and Industrial loans.

Payment default is deemed to occur when the loan becomes three months past due or the obligor is downgraded to the category of substantially bankrupt or bankrupt. The following table presents payment defaults which occurred during the six months ended September 30, 2017 and 2018 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	September 30, 2017	September 30, 2018
	(in millions of yen)
Domestic:
Manufacturing	2,006	383
Construction and real estate	70	390
Services	2,561	714
Wholesale and retail	13,396	6,700
Transportation and communications	201	409
Other industries	130	—
Individuals	904	2,241

Total domestic	19,268	10,837

Foreign:
Total foreign	4,588	—

Total	23,856	10,837

Age analysis of past due loans

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2018 and September 30, 2018:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
March 31, 2018
Domestic:
Manufacturing	585	470	8,037	9,092	8,147,249	8,156,341
Construction and real estate	1,641	474	28,633	30,748	8,070,920	8,101,668
Services	1,977	1,142	5,051	8,170	5,015,848	5,024,018
Wholesale and retail	1,704	1,083	6,639	9,426	5,103,247	5,112,673
Transportation and communications	356	639	1,828	2,823	3,562,046	3,564,869
Banks and other financial institutions	—	1,301	—	1,301	4,470,122	4,471,423
Government and public institutions	—	—	—	—	8,882,125	8,882,125
Other industries	33	12	37	82	5,018,305	5,018,387
Individuals	31,566	12,426	31,444	75,436	10,253,574	10,329,010

Total domestic	37,862	17,547	81,669	137,078	58,523,436	58,660,514

Foreign:
Total foreign (Note)	897	450	41,316	42,663	24,958,163	25,000,826

Total	38,759	17,997	122,985	179,741	83,481,599	83,661,340

September 30, 2018
Domestic:
Manufacturing	594	416	7,714	8,724	8,460,716	8,469,440
Construction and real estate	1,461	927	26,369	28,757	8,447,077	8,475,834
Services	1,006	1,014	4,121	6,141	5,282,430	5,288,571
Wholesale and retail	2,829	833	6,626	10,288	5,158,120	5,168,408
Transportation and communications	53	707	1,563	2,323	3,708,667	3,710,990
Banks and other financial institutions	90	6	—	96	4,455,242	4,455,338
Government and public institutions	—	—	—	—	5,776,149	5,776,149
Other industries	—	—	45	45	5,059,846	5,059,891
Individuals	29,699	12,522	31,885	74,106	9,984,366	10,058,472

Total domestic	35,732	16,425	78,323	130,480	56,332,613	56,463,093

Foreign:
Total foreign (Note)	876	348	40,843	42,067	28,475,389	28,517,456

Total	36,608	16,773	119,166	172,547	84,808,002	84,980,549

Note:	The majority of Total foreign consist of Commercial and Industrial loans.

Loans held for sale

Loans that have been identified for sale are classified as loans held for sale within Other assets and are accounted for at the lower of cost or fair value. The outstanding balance of loans held for sale was ¥86,153 million and ¥15,758 million at March 31, 2018 and September 30, 2018, respectively.